RIGHT-OF-USE ASSETS - Restrictions or covenants on leases And Leases committed (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restrictions or covenants on leases And Leases committed
Lease liabilities	$ 212,626,000	$ 202,945,000
Right-of-use assets	185,514,000	167,641,000
Undiscounted cash flows of leases, year one		$ 3,946,000
Undiscounted cash flows of leases, year two	$ 1,192,000
Minimum
Restrictions or covenants on leases And Leases committed
Term of leases not yet commenced	3 years	3 years
Maximum
Restrictions or covenants on leases And Leases committed
Term of leases not yet commenced	5 years	5 years